Note 4 - Vessels, net (Details) - Summary of Vessels: (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Balance [Member]	Dec. 31, 2011 Balance [Member]	Dec. 31, 2012 Vessel Held and Used [Member]	Dec. 31, 2013 Depreciation [Member]	Dec. 31, 2012 Depreciation [Member]	Dec. 31, 2012 Impairment [Member]	Dec. 31, 2012 Vessel Held For Sale [Member]	Dec. 31, 2013 Disposals [Member]
Property, Plant and Equipment [Line Items]
Vessel Cost			$ 177,292	$ 296,107	$ 10,414			$ (104,029)	$ (25,200)	$ (177,292)
Accumulated Depreciation				(31,087)		(6,429)	(11,458)	42,545		6,429
Net Book Value	$ 15,867	$ 179,143	$ 177,292	$ 265,020	$ 10,414	$ (6,429)	$ (11,458)	$ (61,484)	$ (25,200)	$ (170,863)